Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Other income, net
Government grants		¥ 401	¥ 327	¥ 252
Amortization of the excess value in relation to the restructuring of Payment Services	$ (41)	(264)	(166)
Others		799	658	413
Total	$ 319	2,058	2,486	2,429
Royalty fee and software technology services fee | Ant Financial Services and Alipay
Other income, net
Fees		¥ 1,122	¥ 1,667	¥ 1,764